Fair Value Of Financial Instruments	12 Months Ended
Mar. 31, 2012
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments

NOTE 15 - FAIR VALUE OF FINANCIAL INSTRUMENTS

ASC Topic 820 "Fair Value Measurements and Disclosures" establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy are described below:

Basis of Fair Value Measurement:

Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical unrestricted assets or liabilities;

Level 2: Quoted prices in markets that are not active, or inputs that are observable either directly or indirectly, for substantially the full term of the asset or liability;

Level 3: Price or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e. supported with little or no market activity).

An asset's or liability's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

For assets measured at fair value on a recurring basis, the fair value measurements by level within the fair value hierarchy used at March 31, 2012 and 2011 are as follows:

Description	Carrying Value	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
	(In Thousands)
March 31, 2012:
Securities available for sale:
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	$7,719	$—	$7,719	$—
Federal National Mortgage Association	17,405	—	17,405	—
Debt securities:
Federal Home Loan Mortgage Corporation	10,027	—	10,027	—
Federal National Mortgage Association	25,035	—	25,035	—
Federal Home Loan Banks	5,003	—	5,003	—
Federal Farm Credit Bank	5,006	—	5,006	—

Total securities available for sale	$70,195	$—	$70,195	$—

March 31, 2011:
Securities available for sale:
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	$10,829	$—	$10,829	$—
Federal National Mortgage Association	17,108	—	17,108	—
Debt securities:
Federal Home Loan Mortgage Corporation	5,006	—	5,006	—
Federal National Mortgage Association	4,996	—	4,996	—

Total securities available for sale	$37,939	$—	$37,939	$—

For assets measured at fair value on a non-recurring basis, the fair value measurements by level within the fair value hierarchy used at March 31, 2012 and 2011 are as follows:

Description	Carrying Value	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
	(In Thousands)
March 31, 2012
Real estate owned	$139	$—	$—	$139
Impaired loans	313	—	—	313
March 31, 2011
Real estate owned	$136	$—	$—	$136
Impaired loans	277	—	—	277

There are no liabilities measured at fair value on a recurring or non-recurring basis at March 31, 2012 and 2011.

The following information should not be interpreted as an estimate of the fair value of the Company since a fair value calculation is only provided for a limited portion of the Company's assets and liabilities. Due to a wide range of valuation techniques and the degree of subjectivity used in making the estimates, comparisons between the Company's disclosures and those of other companies may not be meaningful. The following methods and assumptions were used to estimate the fair values of certain of the Company's financial instruments.

Cash and Cash Equivalents, Interest Receivable and Interest Payable (Carried at Cost)

The carrying amounts reported in the consolidated statements of financial condition for cash and cash equivalents, interest receivable and interest payable approximate their fair values.

Securities

The fair value of all securities, whether classified as available for sale (carried at fair value) or held to maturity (carried at cost), is determined by reference to quoted market prices, where available. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments. Securities that we measure on a recurring basis are limited to our available-for-sale portfolio. The fair values of these securities are obtained from quotes received from an independent broker. The Company's broker provides it with prices which are categorized as Level 2 since quoted prices in active markets for identical assets are generally not available.

Loans Receivable (Carried at Cost)

Fair value is estimated by discounting the future cash flows, using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities, of such loans.

Impaired Loans (Carried based on Discounted Cash Flows)

Impaired loans are those accounted for under ASC Topic 310 "Accounting by Creditors for Impairment of a Loan" in which the Company has measured impairment generally based on either the fair value of the loan's collateral or discounted cash flows. These assets are included as Level 2 or Level 3 fair values since they are based on either observable inputs that are significant to the discounted cash flow measurement or the fair value of the loan's collateral.

Real Estate Owned

Real estate owned, acquired through foreclosure or deed-in-lieu of foreclosure, is carried at the lower of cost or fair value less estimated selling costs. Fair value is estimated through current appraisals by a licensed appraiser and as such, foreclosed real estate properties are classified as Level 3. At March 31, 2012, real estate owned consisted of one commercial property with a balance of $139,000. During the year ended March 31, 2012, the loan was transferred to real estate owned at balance of $177,000 after a charge-off of $6,000, followed by subsequent write downs of $38,000 which was charged to non-interest expense. At March 31, 2011, real estate owned consisted of one multi-family property with a balance of $136,000. During the year ended March 31, 2011, the loan was transferred to real estate owned at a balance of $186,000 after a charge off to the allowance for loan losses of $160,000, followed by a subsequent write down of $50,000 which was charged to non-interest expense.

Federal Home Loan Bank of New York Stock (Carried at Cost)

Fair value approximates cost basis as these instruments are redeemable only with the issuing agency at face value.

Deposits (Carried at Cost)

The fair value of non-interest-bearing demand, Crystal Checking, NOW, Super NOW, Money Market and Savings and Club accounts is the amount payable on demand at the reporting date. For fixed-maturity certificates of deposit, fair value is estimated by discounting future cash flows using the rates currently offered for deposits of similar remaining maturities.

Advances from Federal Home Loan Bank of New York (Carried at Cost)

The fair value is estimated by discounting future cash flows using rates currently offered for liabilities of similar remaining maturities, or when available, quoted market prices.

Commitments to Extend Credit

The fair value of commitments is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties. For fixed-rate loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates.

As of March 31, 2012 and March 31, 2011, the fair value of the commitments to extend credit was not considered to be material.

The carrying amounts and fair values of financial instruments are as follows:

	March 31,
	2012		2011
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
	(In Thousands)
Financial assets:
Cash and cash equivalents	$40,257	$40,257	$58,069	$58,069
Securities available for sale:
Investment	45,071	45,071	10,002	10,002
Mortgage-backed	25,124	25,124	27,937	27,937
Securities held to maturity:
Investment	167,784	168,281	233,428	228,707
Mortgage-backed	336,230	353,168	299,692	308,961
Net loans receivable	436,833	462,509	441,746	455,132
Federal Home Loan Bank of New York stock	5,127	5,127	5,974	5,974
Interest receivable	3,927	3,927	4,551	4,551

Financial liabilities:
Deposits	826,275	835,021	837,385	842,960
FHLB advances	78,679	88,318	95,668	106,436
Interest payable	290	290	349	349